Financial instruments and risk management (Details 1) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Cash	$ 2,447,065	$ 977,413	$ 4,023,102	$ 6,028,232
Restricted cash	47,465	0
Accounts and other receivables	14,891,959	8,331,120
Government remittances	1,215,221	0
Investment at FVTPL	3,188,749	0
Total assets	73,988,342	20,093,810
Accounts payable	20,219,131	4,848,854
Accrued liabilities	5,867,495	3,180,208
Players liability account	47,465	0
Line of credit	1,036,516	0
Convertible debt, current	5,095,175	0
Liabilities	39,590,129	12,938,145
Financial assets	73,988,342	20,093,810
Consideration payable	0	260,000
Credit facility payable	0	802,328
Total liabilities	39,590,129	12,938,145
Amortized cost [member]
Statement [Line Items]
Cash	2,447,065	977,413
Restricted cash	47,465
Accounts and other receivables	14,891,959	8,331,120
Government remittances	1,215,221
Investment at FVTPL	0
Total assets	18,601,710	9,308,533
Accounts payable	20,219,131	4,848,854
Accrued liabilities	5,867,495	3,180,208
Players liability account	47,465
Line of credit	1,036,516
Convertible debt, current	0
Liabilities	27,170,607	9,091,390
Financial assets	18,601,710	9,308,533
Consideration payable		260,000
Credit facility payable		802,328
Total liabilities	27,170,607	9,091,390
FVTPL mandatorily measured [member]
Statement [Line Items]
Cash	0	0
Restricted cash	0
Accounts and other receivables	0	0
Government remittances	0
Investment at FVTPL	3,188,749
Total assets	3,188,749	0
Accounts payable	0	0
Accrued liabilities	0	0
Players liability account	0
Line of credit	0
Convertible debt, current	0
Liabilities	0	0
Financial assets	3,188,749	0
Consideration payable		0
Credit facility payable		0
Total liabilities	0	0
FVOCI mandatorily measured [member]
Statement [Line Items]
Cash	0	0
Restricted cash	0
Accounts and other receivables	0	0
Government remittances	0
Investment at FVTPL	0
Total assets	0	0
Financial assets	0	0
FVOCI designated [member]
Statement [Line Items]
Cash	0	0
Restricted cash	0
Accounts and other receivables	0	0
Government remittances	0
Investment at FVTPL	0
Total assets	0	0
Financial assets	0	0
FVTPL designated [member]
Statement [Line Items]
Accounts payable	0	0
Accrued liabilities	0	0
Players liability account	0
Line of credit	0
Convertible debt, current	6,596,019
Liabilities	6,596,019	0
Consideration payable		0
Credit facility payable		0
Total liabilities	$ 6,596,019	$ 0